Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 240,378	$ 157,814
Restricted cash	8,797	17,284
Total cash and cash equivalents and restricted cash	$ 249,175	$ 175,098	$ 169,446	$ 30,728